Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Non-current assets	€ 165,398	€ 176,296
Intangible assets	20,912	22,349
Right of use assets	17,276	18,558
Property, plant and equipment	111,206	119,474
Deferred tax assets	8,457	8,326
Other non-current assets	7,547	7,590
Current assets	222,878	222,540
Inventories	48,163	50,232
Trade receivables	16,339	27,813
Other current assets	35,027	34,846
Cash and cash equivalents	121,526	109,650
Assets classified as held for sale	1,822	0
TOTAL ASSETS	388,276	398,836
EQUITY
Share capital	28,466	26,031
Share premium	704,520	675,940
Other reserves	90,532	83,318
Retained earnings/(Accumulated deficit)	(679,121)	(563,928)
Profit/(Loss) for the period	(63,276)	(115,192)
TOTAL EQUITY	81,121	106,168
LIABILITIES
Non-current liabilities	203,824	199,334
Borrowings	165,631	161,261
Lease liabilities	23,443	25,343
Refund liabilities	6,783	6,684
Provisions	1,130	1,392
Deferred tax liabilities	4,464	4,409
Other non-current liabilities	2,372	246
Current liabilities	103,332	93,334
Borrowings	18,428	17,905
Trade payables and accruals	22,907	24,540
Income tax liability	146	1
Tax and Employee-related liabilities	21,491	19,555
Lease liabilities	2,729	2,739
Contract liabilities	482	432
Refund liabilities	11,091	10,814
Provisions	19,707	11,659
Other current liabilities	6,350	5,689
TOTAL LIABILITIES	307,156	292,668
TOTAL EQUITY AND LIABILITIES	€ 388,276	€ 398,836